Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Summary of Preferred Shares Activities

The Company’s Preferred Shares activities for the years ended December 31, 2017, 2018 and 2019 are summarized below:

	Round A Preferred Shares		Round B Preferred Shares		Class A-1 Preferred Shares		Class A-2 Preferred Shares		Series A Preferred Shares
	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)
Balances as of January 1, 2017	19,038,000	14,537,499	13,663,700	25,463,814	-	-	-	-	-	-
Accretion on convertible redeemable preferred shares to redemption value	-	1,559,285	-	2,412,996	-	-	-	-	-	-
Balances as of December 31, 2017	19,038,000	16,096,784	13,663,700	27,876,810	-	-	-	-	-	-
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		1,018,493	-	1,574,737					-	-
*Reorganization - Extinguishment of 8.36% Round A preferred shares and exchanged into Class A Ordinary Shares	(9,519,000)	(8,754,168)	-	-	-	-	-	-	-	-
*Reorganization - Preferred shares exchanged into redeemable non-controlling interests (Note 17)	-	-	(2,846,600)	(6,167,333)	-	-	-	-	-	-
*Reorganization - Extinguishment of Round A and Round B preferred shares	(9,519,000)	(8,361,109)	(10,817,100)	(23,284,214)	9,519,000	19,495,152	10,817,100	26,172,432	-	-
*Reorganization - Subscription receivables					-	-	-	(89,222)	-	-
Issuance of convertible redeemable preferred shares, net of issuance costs	-	-	-	-	-	-	-	-	7,938,915	22,429,967
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization	-	-	-	-	-	-	-	-	-	445,177
Balances as of December 31, 2018	-	-	-	-	9,519,000	19,495,152	10,817,100	26,083,210	7,938,915	22,875,144

*These were transactions occurred during the Reorganization process of the Group, details please refer to Note 1(b), Note 16 and Note 17.

The Company’s Preferred Shares activities for the years ended December 31, 2017, 2018 and 2019 are summarized below (continued):

	Round A Preferred Shares		Round B Preferred Shares		Class A-1 Preferred Shares		Class A-2 Preferred Shares		Series A Preferred Shares
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(US$)	shares	(US$)	shares	(US$)	shares	(US$)	shares	(US$)
*Reorganization - Subscription receivables	-	-	-	-	-	-	-	89,222	-	-
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization	-	-	-	-	-	-	-	-	-	1,022,461
Conversion of preferred shares to Class A ordinary shares	-	-	-	-	(9,519,000)	(19,495,152)	(10,817,100)	(26,172,432)	(7,938,915)	(23,897,605)
Balances as of December 31, 2019	-	-	-	-	-	-	-	-	-	-

*These were transactions occurred during the Reorganization process of the Group, details please refer to Note 1(b), Note 16 and Note 17.